UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund
The fund's portfolio
12/31/09 (Unaudited)

ASSET-BACKED COMMERCIAL PAPER (35.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization	0.040	1/04/10	$50,000,000	$49,999,833
Atlantic Asset Securitization, LLC	0.210	3/11/10	35,000,000	34,985,912
Atlantic Asset Securitization, LLC	0.193	1/21/10	8,716,000	8,715,080
Atlantic Asset Securitization, LLC	0.190	1/15/10	13,934,000	13,932,970
Bryant Park Funding, LLC	0.193	1/15/10	20,755,000	20,753,466
Citibank Credit Card Issuance Trust	0.200	1/08/10	25,000,000	24,999,028
Enterprise Funding Co., LLC	0.210	2/24/10	15,000,000	14,995,275
Fairway Finance, LLC	0.250	3/01/10	24,763,000	24,752,854
Falcon Asset Securitization Co., LLC	0.050	1/04/10	86,000,000	85,999,522
FCAR Owner Trust I	0.370	1/29/10	30,000,000	29,991,367
Gotham Funding Corp.	0.230	2/03/10	29,000,000	28,993,886
Gotham Funding Corp.	0.210	2/01/10	24,991,000	24,986,481
Govco, Inc.	0.230	3/22/10	25,300,000	25,287,069
Govco, Inc.	0.210	2/25/10	30,000,000	29,990,375
Liberty Street Funding, LLC	0.070	1/04/10	85,285,000	85,284,679
LMA Americas, LLC	0.250	3/01/10	12,000,000	11,995,083
LMA Americas, LLC	0.220	2/16/10	25,000,000	24,992,972
Manhattan Asset Funding Co., LLC	0.203	1/15/10	30,000,000	29,997,667
Manhattan Asset Funding Co., LLC	0.220	1/14/10	25,000,000	24,998,014
Ranger Funding Co., LLC	0.200	3/22/10	12,876,000	12,870,277
Ranger Funding Co., LLC	0.210	2/22/10	40,000,000	39,987,867
Sheffield Receivables Corp.	0.210	2/09/10	35,000,000	34,992,038
Starbird Funding Corp.	0.200	3/18/10	50,000,000	49,978,889
Starbird Funding Corp.	0.050	1/04/10	50,000,000	49,999,792
Tulip Funding Corp.	0.190	1/19/10	50,234,000	50,229,228
Victory Receivables Corp.	0.220	2/03/10	40,000,000	39,991,933
Victory Receivables Corp.	0.193	1/13/10	13,000,000	12,999,177
Victory Receivables Corp.	0.030	1/04/10	50,000,000	49,999,833
Working Capital Management Co.	0.330	1/21/10	30,012,000	30,006,498
Working Capital Management Co.	0.330	1/15/10	25,011,000	25,007,790
Yorktown Capital, LLC	0.230	4/21/10	40,098,000	40,069,820

Total asset-backed commercial paper (cost $1,031,784,675)				$1,031,784,675

COMMERCIAL PAPER (29.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Australia)	0.401	2/19/10	$22,000,000	$21,988,022
Australia & New Zealand Banking Group, Ltd. 144A
(Australia)	0.287	11/23/10	32,000,000	32,000,000
Banco Bilbao Vizcaya Argentina SA (Spain)	0.501	1/15/10	25,000,000	24,995,139
Banco Bilbao Vizcaya Argentina SA/London (Spain)	0.321	5/20/10	30,000,000	29,962,933
CBA (Delaware) Finance	0.300	6/23/10	30,000,000	29,956,750
CBA (Delaware) Finance	0.290	6/10/10	25,000,000	24,967,778
Danske Corp.	0.125	2/26/10	25,000,000	24,995,139
DnB NOR Bank ASA (Norway)	0.260	5/25/10	50,000,000	49,948,000
DnB NOR Bank ASA (Norway)	0.471	2/10/10	6,000,000	5,996,867
Fortis Funding, LLC	0.230	2/08/10	5,000,000	4,998,786
HSBC USA, Inc.	0.240	4/09/10	25,000,000	24,983,667
Intesa Funding, LLC	0.300	6/08/10	33,000,000	32,956,550
Intesa Funding, LLC	0.180	1/11/10	23,000,000	22,998,850
MetLife Short Term Funding, LLC	0.280	3/25/10	32,000,000	31,979,342
MetLife Short Term Funding, LLC	0.230	2/18/10	24,000,000	23,992,640
Nationwide Building Society (United Kingdom)	0.280	4/26/10	14,700,000	14,686,852
Nationwide Building Society (United Kingdom)	0.401	4/05/10	22,400,000	22,376,604
Nationwide Building Society (United Kingdom)	0.320	3/15/10	20,685,000	20,673,683
Natixis Commercial Paper Corp.	0.210	2/26/10	50,000,000	49,983,667
Natixis Commercial Paper Corp.	0.010	1/04/10	40,000,000	39,999,967
Nordea North America, Inc.	0.200	3/08/10	5,000,000	4,998,167
Rabobank USA Financial Corp.	0.320	3/10/10	16,000,000	15,990,329
Societe de Prise de Participation de L'Etat (France)	0.230	5/24/10	26,000,000	25,976,246
Societe de Prise de Participation de L'Etat (France)	0.180	2/24/10	26,200,000	26,192,926
Societe Generale	0.230	3/25/10	25,000,000	24,986,743
Societe Generale	0.020	1/04/10	50,000,000	49,999,917
Sumitomo Mitsui Banking Corp. (Japan)	0.200	1/22/10	25,000,000	24,997,083
Toronto Dominion Holdings (USA)	0.240	5/18/10	25,000,000	24,977,167
Toyota Credit Canada, Inc. (Canada)	0.240	3/11/10	30,000,000	29,986,200
Toyota Motor Credit Corp.	0.210	3/08/10	27,000,000	26,989,605
UniCredit Delaware, Inc	0.245	1/12/10	13,700,000	13,698,974
Westpac Banking Corp.	0.310	3/15/10	30,000,000	29,981,142
Yale University	0.300	3/15/10	24,300,000	24,285,218

Total commercial paper (cost $857,500,953)				$857,500,953

MUNICIPAL BONDS AND NOTES (10.9%)(a)
	Yield (%)	Rating(RAT)	Principal amount	Value

Breckinridge Cnty., Lease Program VRDN, Ser. A (U.S.
Bank, N.A. (LOC)) (M)	0.140	2/01/32	$1,535,000	$1,535,000
Chicago, Waste Wtr. Transmission VRDN
Ser. C-2 (Bank of America, N.A. (LOC)) (M)	0.140	1/01/39	15,600,000	15,600,000
Ser. C-3 (Northern Trust Co., (LOC)) (M)	0.140	1/01/39	9,200,000	9,200,000
Christian Cnty., Assn. of Cnty. Leasing Trust VRDN,
Ser. B (U.S. Bank, N.A. (LOC)) (M)	0.140	8/01/37	2,585,000	2,585,000
CO Edl. & Cultural Fac. Auth. VRDN (National Jewish
Federation Bond), Ser. A1 (Bank of America, N.A. (LOC)) (M)	0.900	9/01/33	14,205,000	14,205,000
CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser.
V-2 (M)	0.100	7/01/36	13,955,000	13,955,000
Denton, Indpt. School Dist. VRDN, Ser. 05-A (M)	1.880	8/01/35	3,250,000	3,250,000
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas
Med. Ctr.), Ser. B-1 (JPMorgan Chase Bank (LOC)) (M)	0.140	9/01/31	8,315,000	8,315,000

Harris Cnty., Hlth. Fac. Dev. Corp. VRDN (Texas
Childrens), Ser. B-1 (M)	0.240	10/01/29	6,955,000	6,955,000
IN State Fin. Auth. VRDN, Ser. A-3 (M)	0.120	2/01/37	15,300,000	15,300,000
Jackson Cnty., Poll. Control VRDN (Chevron USA, Inc.) (M)	2.700	6/01/23	6,445,000	6,445,000
Jackson Cnty., Poll. Control VRDN (Chevron USA, Inc.) (M)	0.070	12/01/16	7,655,000	7,655,000
MA State Hlth. & Edl. Fac. Auth. VRDN (Harvard U.),
Ser. R (M)	0.100	11/01/49	8,900,000	8,900,000
MO State Hlth. & Edl. Fac. Auth. VRDN
(Washington U. (The)), Ser. C (M)	0.950	9/01/30	7,000,000	7,000,000
(Washington U. (The)), Ser. A (M)	0.150	9/01/30	8,000,000	8,000,000
(Washington U. (The)), Ser. B (M)	0.150	9/01/30	3,200,000	3,200,000
(Sisters of Mercy Hlth.), Ser. A (M)	0.140	6/01/16	4,290,000	4,290,000
(Sisters of Mercy Hlth.), Ser. B (M)	0.140	6/01/16	5,900,000	5,900,000
Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.)
Ser. A (M)	0.140	5/15/37	9,040,000	9,040,000
Ser. B (M)	0.140	5/15/37	1,425,000	1,425,000
NC Cap. Fac. Commercial Paper	0.230	2/03/10	4,201,000	4,201,000
NE Edl. Fin. Auth. VRDN (Creighton U.) (M)	0.140	7/01/35	17,595,000	17,595,000
NH Hlth. & Ed. Fac. Auth. VRDN (U. of NH), Ser. B (M)	0.130	7/01/33	31,405,000	31,405,000
OK State Tpk. Auth. VRDN
Ser. E (M)	0.140	1/01/28	11,160,000	11,160,000
Ser. F (M)	0.140	1/01/28	7,915,000	7,915,000
Ser. B (M)	0.100	1/01/28	17,500,000	17,500,000
Reno, Sales Tax VRDN (Bank of New York (LOC)) (M)	0.160	6/01/42	20,800,000	20,800,000
San Antonio, Edl. Fac. Corp. VRDN (Trinity U.) (M)	0.160	6/01/33	2,600,000	2,600,000
U. of MI VRDN (Hosp.), Ser. A (M)	0.200	12/01/37	5,840,000	5,840,000
U. of WI Hosp. & Clinic Auth. VRDN, Ser. B (U.S.
Bank, N.A. (LOC)) (M)	0.140	4/01/34	19,600,000	19,600,000
Uinta Cnty., Poll. Control VRDN (Chevron USA, Inc.) (M)	0.130	8/15/20	6,000,000	6,000,000
UT Trans. Auth. Sales Tax VRDN, Ser. A (Fortis Bank
SA/NV (LOC)) (M)	0.950	6/15/36	11,000,000	11,000,000
WI State Hlth. & Edl. Fac. Auth. VRDN (Med. College),
Ser. B (U.S. Bank, N.A. (LOC)) (M)	0.200	12/01/33	9,600,000	9,600,000
Total municipal bonds and notes (cost $317,971,000)				$317,971,000

CERTIFICATES OF DEPOSIT (9.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Barclays Bank PLC/NY (United Kingdom)	0.432	4/22/10	$38,400,000	$38,400,000
Calyon New York	0.253	4/20/10	22,000,000	22,000,000
ING Bank NV/London (United Kingdom)	0.300	4/06/10	9,000,000	9,000,000
ING Bank NV/London (United Kingdom)	0.290	4/23/10	25,000,000	25,000,000
ING Bank NV/London (United Kingdom)	0.260	3/26/10	25,000,000	25,000,000
Lloyds TSB Bank PLC/New York, NY FRN (M)	0.233	5/06/11	20,500,000	20,500,000
Mitsubishi UFJ Trust & Banking (Japan)	0.210	1/22/10	25,000,000	25,000,000
National Australia Bank, Ltd. (Australia)	0.200	3/17/10	25,000,000	25,000,000
Rabobank Nederland NV NY (Netherlands)	0.310	7/02/10	40,000,000	40,004,036
Societe Generale (France)	0.260	3/18/10	25,700,000	25,700,000
Toronto Dominion Bank (Canada)	0.600	1/12/10	26,000,000	26,000,792

Total certificates of deposit (cost $281,604,828)				$281,604,828

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Bank FRB Ser. 1	0.241	2/28/11	$21,300,000	$21,300,000
Federal Home Loan Bank unsec. bonds Ser. 1 (K)	0.800	4/30/10	20,000,000	20,000,000
Federal Home Loan Bank unsec. bonds FRN Ser. 1	0.084	11/08/10	25,000,000	25,000,000
Federal Home Loan Bank unsec. bonds FRN Ser. 2	0.120	11/19/10	20,000,000	19,994,000
Federal Home Loan Bank unsec. bonds (K)	0.440	12/23/10	25,000,000	25,000,000
Federal Home Loan Bank unsec. bonds (K)	0.420	1/03/11	25,000,000	24,993,750
Federal Home Loan Bank unsec. Bonds (K)	1.050	3/05/10	25,500,000	25,510,561
Federal Home Loan Bank unsec. Bonds (K)	0.550	6/10/10	20,000,000	19,994,990
Federal Home Loan Bank unsec. bonds FRB Ser. 1	0.240	7/09/10	40,000,000	40,000,000

Total U.S. government agency obligations (cost $221,793,301)				$221,793,301

CORPORATE BONDS AND NOTES (2.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America NA sr. unsec. notes FRN Ser. BKN1	0.873	5/12/10	$27,143,000	$27,198,563
JPMorgan Chase & Co. sr. unsec. notes FRN, MTN Ser. C	0.569	9/24/10	22,800,000	22,847,947
JPMorgan Chase Bank, N.A. sr. notes FRN, Ser. 1 (M)	0.232	12/21/14	30,000,000	30,000,000
Procter & Gamble International Funding SCA company
guaranty unsec. bonds FRB (Luxembourg)	0.285	5/07/10	6,000,000	6,000,000

Total corporate bonds and notes (cost $86,046,510)				$86,046,510

REPURCHASE AGREEMENTS (4.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Interest in $110,000,000 joint tri-party repurchase
agreement dated December 31, 2009 with Deutsche Bank
Securities, Inc. due January 4, 2010 -- maturity value
of $55,001,604 for an effective yield of 0.26%
(collateralized by various corporate bonds and notes
and various mortgage-backed securities with coupon
rates ranging from zero% to 14.55%% and due dates
ranging from August 25, 2011 to October 20, 2040,
valued at $115,500,000)	0.263	1/04/10	$55,000,000	$55,000,000
Interest in $80,000,000 joint tri-party repurchase
agreement dated December 31, 2009 with JPMorgan
Securities, Inc. due January 4, 2010 -- maturity value
of $30,000,708 for an effective yield of 0.21%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 3.03% to 9.50% and due
dates ranging from February 16, 2010 to April 1, 2037,
valued at $81,601,748)	0.213	1/04/10	30,000,000	30,000,000
Interest in $40,000,000 joint tri-party repurchase

agreement dated December 31, 2009 with Bank of America
Securities, Inc. due January 4, 2010 -- maturity value
of $40,000,811 for an effective yield of 0.18%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 0.35% to 6.62% and due
dates ranging from April 26, 2010 to June 15, 2053,
valued at $42,000,000)	0.183	1/04/10	40,000,000	40,000,000
Interest in $300,000,000 joint tri-party repurchase
agreement dated December 31, 2009 with Bank of America
Securities, Inc. due January 4, 2010 -- maturity value
of $2,200,002 for an effective yield of 0.01%
(collateralized by various mortgage backed securities
with coupon rates ranging from 5.00% to 5.50% and due
dates ranging from April 1, 2038 to December 1, 2039,
valued at $306,000,000)	0.010	1/04/10	2,200,000	2,200,000

Total repurchase agreements (cost $127,200,000)				$127,200,000

TOTAL INVESTMENTS

Total investments (cost $2,923,901,267)(b)				$2,923,901,267

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
LOC	Letter of Credit
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes

NOTES

(a) Percentages indicated are based on net assets of $2,923,577,436.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(K) The rates shown are the current interest rates at December 31, 2009.

(M) The security's effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN and VRDN are the current interest rates at December 31, 2009.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at December 31, 2009 (as a percentage of Portfolio Value):

United States	81.1%
United Kingdom	5.3
France	2.7
Australia	1.9
Canada	1.9
Norway	1.9
Spain	1.9
Japan	1.7
Netherlands	1.4
Luxembourg	0.2

Total	100.0%

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820, Fair Value Measurements and Disclosures, establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$--	$1,031,784,675	$--

Certificates of deposit	--	281,604,828	--

Commercial paper	--	857,500,953	--

Corporate bonds and notes	--	86,046,510	--

Municipal bonds and notes	--	317,971,000	--

Repurchase agreements	--	127,200,000	--

U.S. Government Agency Obligations	--	221,793,301	--

Totals by level	$--	$2,923,901,267	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 26, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 26, 2010